EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Reality Shares ETF Trust (the “Trust”), revised risk/return summary information, in interactive data format, for the Trust’s Reality Shares DIVS ETF, Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF, Reality Shares DIVCON Dividend Guard ETF, Reality Shares NASDAQ-100 DIVS Index ETF and Reality Shares DIVS Index ETF.